Investment in Associate at Fair Value (Details Narrative) - OnKai Inc [Member] - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	May 04, 2023	Nov. 30, 2022	Jun. 30, 2024	Jun. 19, 2023
Value conversion	$ 1.5	$ 1.5	$ 3.8
Capital stock discount rate		15.00%
Investment			$ 6.0
Number of owned shares				1,223,535
Shares owned percentage				24.00%